Note 25 - Commitments and Contingencies - Schedule of Purchase Commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Statement Line Items [Line Items]
Purchase and capital commitments	$ 14,986
Not later than one year [member]
Statement Line Items [Line Items]
Purchase and capital commitments	14,775
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Purchase and capital commitments	168
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Purchase and capital commitments	41
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Purchase and capital commitments	1
Later than four years [member]
Statement Line Items [Line Items]
Purchase and capital commitments	$ 1